Note 35 (Tables)	6 Months Ended
Jun. 30, 2023
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences, net [Abstract]
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Table Text Block]
The breakdown of the balance under these headings, by source of the related items, in the condensed consolidated income statements is as follows:

Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net (Millions of Euros)
	June 2023	June 2022
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	(1)	39
Financial assets at amortized cost	35	8
Other financial assets and liabilities	(36)	31
Gains (losses) on financial assets and liabilities held for trading, net	283	11
Reclassification of financial assets from fair value through other comprehensive income	—	—
Reclassification of financial assets from amortized cost	—	—
Other gains (losses)	283	11
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	(35)	(35)
Reclassification of financial assets from fair value through other comprehensive income	—	—
Reclassification of financial assets from amortized cost	—	—
Other gains (losses)	(35)	(35)
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	150	348
Gains (losses) from hedge accounting, net	73	16
Subtotal gains (losses) on financial assets and liabilities	469	379
Exchange differences, net	304	716
Total	773	1,096

Gains or losses on financial assets and liabilities breakdown by nature of the financial instrument [Table Text Block]
The breakdown of the balance (excluding exchange rate differences) under this heading in the income statements by the nature of financial instrument is as follows:

Gains (losses) on financial assets and liabilities. Breakdown by nature of the financial instrument (Millions of Euros)
	June 2023	June 2022
Debt instruments	259	(1,354)
Equity instruments	467	(1,224)
Trading derivatives and hedge accounting	(865)	1,189
Loans and advances to customers	46	(100)
Customer deposits	(17)	179
Other	579	1,690
Total	469	379